Stock-based compensation - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended
	Oct. 12, 2020	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 22, 2021	Mar. 11, 2021
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Award vesting schedule in percentage		20.00%
Number of shares underlying outstanding options, options granted (in shares)			645,796	37,663,242	913,090
Common stock price to option exercise price, threshold percentage			130.00%
Threshold number of consecutive trading days		30 days
Percentage of performance stock units		25.00%
Number of common stock received upon vesting of each performance stock unit (in shares)		1
Promissory notes	$ 1.1
Interest rate	0.38%
Vested options, exercised in period (in shares)	2,883,672
Unvested options, exercised in period (in shares)	4,603,833
Options granted, weighted average grant date fair value (in dollars per share)			$ 5.90	$ 1.10	$ 4.39
Options assumed, weighted average grant date fair value (in dollars per share)			$ 3.11
Unamortized stock-based compensation expense of option			$ 26.4
Unamortized stock-based compensation expense, period for recognition			1 year 7 months 6 days
Proceeds from exercise of stock options and purchase of shares			$ 0.5	$ 0.4	$ 0.1
RSU, cost not yet recognized			61.0
Certain Executives
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Proceeds from noteholders debt		$ 0.5
2021 Incentive Award Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of shares reserved for issuance (in shares)							18,558,576
Increase in number of shares authorized, annual increase percentage							5.00%
2021 Incentive Award Plan | Certain Executives
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation cost upon forgiveness of promissory notes			$ 0.5
2015 Stock Plan | Management and Employee
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation, unvested shares outstanding (in shares)			1,501,976	6,212,254
Stock-based compensation, related liabilities			$ 0.3	$ 0.6
Stock-based compensation, number of options early exercised (in shares)			0	9,507,478
Option | Sense Photonics Inc.
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation arrangement, number of shares assumed in business combination						823,114
Option | 2021 Incentive Award Plan | One Senior Advisor
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Award vesting period		5 years
Number of shares underlying outstanding options, options granted (in shares)		1,614,492
Option | 2015 Stock Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Minimum exercise price as percentage of fair value of shares on grant date			100.00%
Award vesting period			4 years
Option | 2015 Stock Plan | A Shareholder with 10% Ownership
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Option expiration period			5 years
Minimum exercise price as percentage of fair value of shares on grant date			110.00%
Shareholder ownership percentage			10.00%
Option | 2015 Stock Plan | Maximum
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Option expiration period			10 years
Restricted Stock Award
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock granted in period, other than options (in shares)			0	1,617,264
RSAs vested in period, fair value (less than)			$ 0.1	$ 1.1	$ 0.1
Restricted Stock Award | 2015 Stock Plan | Employee | Share-based Payment Arrangement, Tranche One
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Award vesting schedule in percentage			25.00%
Restricted stock units
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Award vesting period			3 years 6 months
Stock granted in period, other than options (in shares)			5,224,504
Restricted stock units | Sense Photonics Inc.
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation arrangement, number of shares assumed in business combination						4,490,980
Restricted stock units | 2021 Incentive Award Plan | Employee
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Award vesting rights, vested percentage			100.00%
Restricted stock units | 2021 Incentive Award Plan | One Senior Advisor
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Award vesting period		5 years
Stock granted in period, other than options (in shares)		807,246
Restricted stock units | 2021 Incentive Award Plan | Several Members of the Board of Directors
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock granted in period, other than options (in shares)		152,628
Performance Stock Unit | 2021 Incentive Award Plan | One Senior Advisor
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Award vesting period		4 years
Stock granted in period, other than options (in shares)		807,246
Performance Stock Unit | 2021 Incentive Award Plan | Minimum | One Senior Advisor
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Performance stock, stock price increase percentage		150.00%
Performance Stock Unit | 2021 Incentive Award Plan | Maximum | One Senior Advisor
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Performance stock, stock price increase percentage		300.00%